INCOME TAXES (Details) - USD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Income Tax Disclosure [Abstract]
Income tax expense (benefit) at statutory rate	$ (224,975)	$ (27,916)
Change in valuation allowance	224,975	27,916
Income tax expense	$ 0	$ 0